Taxation - Schedule of Loss Before Provision for Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loss Before Provision for Income Tax [Line Items]
Total loss before income tax expenses	$ 172,726	$ 266,695	$ 48,243
Mainland China [Member]
Schedule of Loss Before Provision for Income Tax [Line Items]
Total loss before income tax expenses	38,651	84,911	20,545
Dubai [Member]
Schedule of Loss Before Provision for Income Tax [Line Items]
Total loss before income tax expenses	33,370	77,134	18,222
United States [Member]
Schedule of Loss Before Provision for Income Tax [Line Items]
Total loss before income tax expenses	$ 100,705	$ 104,650	$ 9,476